Investment in associate - Schedule of Condensed Statement of Comprehensive (Loss ) Profit (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Investments In Associates [Line Items]
Revenues	$ 12,365,918	$ 11,107,561	$ 8,106,909
Profit of the year	4,731,081	3,353,559	2,770,777
SCL Terminal Aerea De Santiago S. A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Revenues	56,373	13,629	674,027
Costs, expenses and income taxes	37,043	93,030	766,810
Profit of the year	$ 19,330	$ (79,401)	$ (92,783)